Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 67,540	€ 43,645	€ 49,627
Unrealised gains (losses)	(1,070)	(102)	72
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	41,842	16,186	18,538
Unrealised gains (losses)	(1,293)	(320)	(267)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	25,698	27,459	31,089
Unrealised gains (losses)	€ 223	€ 218	€ 339